Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Praxis Conservative Allocation Portfolio (Prospectus Summary) | Praxis Conservative Allocation Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Praxis Genesis Conservative Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Conservative Portfolio seeks current income and,
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	as a secondary objective, capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales
		Charge Reductions" on page 70 of the Fund's prospectus.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover :
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's
		portfolio turnover rate was 15.03 percent of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.03%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. Although your actual
		costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio (a "fund of funds") seeks to achieve its investment objective by investing primarily in Class I shares of underlying Praxis Mutual Funds.

This methodology typically results in an allocation of 60 - 80 percent of assets in bond funds and 20 - 40 percent in equity funds. In selecting a diversified portfolio of underlying funds, the Adviser analyzes many factors, including the underlying funds' investment objectives, total return, and volatility. The
Portfolio may also invest in other mutual funds or exchange traded funds
("ETFs") to gain exposure to unique investment characteristics not available in the underlying Praxis Funds and whose screening criteria may differ from the
Praxis core stewardship investing guidelines. Investments in these non-Praxis funds and ETFs may not exceed 10% of the value of the Portfolio. The Portfolio may hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The above asset allocation percentages are targets. The Adviser has discretion to reallocate the Portfolio's assets among the allowable investments described above. As a result of market gains or losses, the percentage of the Portfolio's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The Adviser expects to rebalance the
Portfolio's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors.

Stewardship Investing

The Portfolio also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

		· Practicing environmental stewardship
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Because the value of the Portfolio's assets will fluctuate with market conditions and interest rates, so will the value of your investment in the
Portfolio. You could lose money on your investment in the Portfolio, or the
Portfolio could underperform other investments. Some of the Portfolio's holdings may underperform its other holdings.

The Portfolio is subject to asset allocation risk, which is the possibility that the selection by the Adviser of underlying funds and the allocation of Portfolio assets to those funds will cause the Portfolio to underperform. In addition, the
Portfolio is subject to the risks associated with the underlying funds in which it invests. To the extent the Portfolio is invested in equity funds, it is susceptible to risks typically associated with equity investing, including that the stock market may decline in value and individual stocks held by the underlying funds may not perform as expected, and to the extent the Portfolio is invested in bond funds, it is susceptible to risks typically associated with bond investing, including interest rate risk, or the chance that the value of the fixed-income securities the underlying funds hold will decline due to rising
		interest rates.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for each calendar year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant

The Composite Benchmark is comprised of unmanaged indices that correspond to the
Portfolio's model allocation and consists of the Barclays Aggregate Bond Index
(70%) the MSCI EAFE Index (7.50%), the Russell 1000 Index (2.50%) and the
		Russell 2000 Index (20%).
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A - Annual Total Return Chart For the Periods Ended December 31, 2011
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Quarter Ended September 30, 2010 5.27% Worst Quarter Quarter Ended September 30, 2011 (3.16)%.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Praxis Conservative Allocation Portfolio (Prospectus Summary) | Praxis Conservative Allocation Portfolio | Barclays Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Praxis Conservative Allocation Portfolio (Prospectus Summary) | Praxis Conservative Allocation Portfolio | Composite Benchmark
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Composite Benchmark (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Praxis Conservative Allocation Portfolio (Prospectus Summary) | Praxis Conservative Allocation Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	646
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	935
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,245
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,124
Annual Return 2010	rr_AnnualReturn2010	8.22%
Annual Return 2011	rr_AnnualReturn2011	2.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.16%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.52%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Praxis Conservative Allocation Portfolio (Prospectus Summary) | Praxis Conservative Allocation Portfolio | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.74%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Praxis Conservative Allocation Portfolio (Prospectus Summary) | Praxis Conservative Allocation Portfolio | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009

[1]	AFFE are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has entered into a contractual limitation agreement with respect to the Conservative Portfolio until April 30, 2013. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to 0.60 percent of the Portfolio's average daily net assets. The Portfolio has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 0.60 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.